Collaboration Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Collaboration Revenue	15. Collaboration Revenue

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Zai Lab	$4,348	$5,533	$4,238
AbbVie	–	30,000	–
Other	–	–	5,788
Total collaboration revenue	$4,348	$35,533	$10,026
For the years ended December 31, 2024, the collaboration revenue was generated under the agreement with Zai Lab.
This note should be read alongside ‘‘Note 2.18 — Collaboration and license agreements’’.
AbbVie
In April 2016, the Company entered into a collaboration agreement with AbbVie to develop and commercialize
ARGX-115 (ABBV-151). In October 2023, the Company achieved the second development milestone upon initiation of a non-pivotal clinical trial, triggering a $30 million payment.
Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive future development, regulatory and commercial milestone payments in aggregate amounts of up to $50 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid-single digits to the lower teens, subject to customary reductions.